Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Interest and fee income
Interest and fees on loans	$ 35,539,247	$ 27,641,209
Interest and fees on loans-related parties		531,559
Interest on deposits with banks	4,652	5,883
Total interest and fee income	35,543,899	28,178,651
Interest expense
Interest expense on short-term bank loans	(715,535)	(425,139)
Interest expense and fees on secured loan	(2,442,527)	(2,302,136)
Interest expense on loans from related parties		(61,542)
Interest expense on loans from a related party, a cost investment investee	(1,818,656)	(1,101,871)
Total interest expense	(4,976,718)	(3,890,688)
Provision for loan losses	(4,650,887)	(2,166,110)
Net Interest Income	25,916,294	22,121,853
Non-interest income	107,512	13,212
Non-interest expense
Salaries and employee surcharge	(1,271,650)	(917,159)
Business taxes and other taxes	(686,266)	(1,449,993)
Other operating expenses	(2,666,148)	(2,790,192)
Total non-interest expense	(4,624,064)	(5,157,344)
Income Before Tax	21,399,742	16,977,721
Income tax expense	(4,121,338)	(2,857,907)
Net Income	17,278,404	14,119,814
Dividend - Convertible Redeemable Class A preferred stock	(333,327)
Net income allocated to ordinary shareholders	16,945,077	14,119,814
Other comprehensive income
Foreign currency translation adjustments	(7,530,549)	(5,714,112)
Comprehensive Income	$ 9,747,855	$ 8,405,702
Weighted-average common shares outstanding - basic	18,012,452	20,519,156
Weighted-average common shares outstanding -diluted	21,530,835	20,519,156
Earnings per share to ordinary shareholders - Basic	$ 0.94	$ 0.69
Earnings per share to ordinary shareholders - Diluted	$ 0.79	$ 0.69